UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096

Investment Grade Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2008 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—175.10%
Alaska — 2.06%
Alaska International Airports Revenue Refunding-Series A (MBIA, Inc. Insured)
5.000%, due 10/01/19(1)	Aa3	AA	1,000,000	869,020
5.000%, due 10/01/20(1)	Aa3	AA	1,000,000	845,180
5.000%, due 10/01/21(1)	Aa3	AA	1,000,000	833,020

				2,547,220

Arizona — 2.03%
Arizona State Transportation Board Highway Revenue-Series B
5.250%, due 07/01/18	Aa1	AAA	2,380,000	2,506,140

Arkansas — 0.95%
Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A
5.700%, due 01/01/18	NR	NR	1,335,000	1,168,646

California — 23.85%
California Educational Facilities Authority Revenue Refunding-Pepperdine University-Series A (FGIC Insured)
5.000%, due 09/01/33	Aa3	AA	5,000,000	4,252,050
California Health Facilities Financing Authority Revenue-Kaiser Permanente-Series A
5.250%, due 04/01/39	NR	A+	5,000,000	3,665,750
Los Angeles Water & Power Revenue Power System-Series A, Subseries A-2 (MBIA, Inc. Insured)
5.000%, due 07/01/27	Aa3	AA	5,000,000	4,723,150
Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)
5.000%, due 12/01/27	Aa3	AA	8,000,000	7,550,880
San Diego County Regional Airport Authority Airport Revenue Refunding (AMBAC Insured)
5.250%, due 07/01/16(1)	A1	A+	2,600,000	2,520,154
San Francisco City & County Public Utilities Commission Water Revenue-Series A (MBIA, Inc. Insured)
5.000%, due 11/01/25	A1	AA	2,000,000	1,884,680
University of California Revenue-Series A (AMBAC Insured)
5.000%, due 05/15/28(2)	Aa1	AA	5,000,000	4,825,250

				29,421,914

Colorado — 5.45%
Colorado Health Facilities Authority Revenue-Adventist Health-Series E (Pre-refunded with US Government Obligations to 11/15/16 @ 100)
5.125%, due 11/15/18	A1	A+	160,000	187,717
5.125%, due 11/15/19	A1	A+	160,000	187,717
Colorado Health Facilities Authority Revenue-Unrefunded Balance-Adventist-Series E
5.125%, due 11/15/18	A1	A+	2,840,000	2,687,037
5.125%, due 11/15/19	A1	A+	2,840,000	2,636,997

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2008 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Colorado—(concluded)
University of Colorado Participation Interests
6.000%, due 12/01/13	NR	A+	1,037,351	1,027,009

				6,726,477

Florida — 7.82%
Florida State Board of Education Capital Outlay-Series E (FGIC Insured)
5.000%, due 06/01/24	Aa1	AAA	3,350,000	3,366,549
Florida State Board of Education Lottery Revenue-Series B (BHAC-CR MBIA, Inc. Insured)
5.000%, due 07/01/26(3),(4)	Aaa	AAA	3,905,000	3,877,913
Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)
5.000%, due 10/01/18(1)	A2	A-	2,700,000	2,399,301

				9,643,763

Illinois — 16.44%
Chicago O’Hare International Airport Revenue-General-Third Lien-Series D (MBIA, Inc. Insured)
5.000%, due 01/01/26(1)	A1	AA	11,270,000	8,695,707
Chicago Transit Authority Capital Grant Receipts Revenue Federal Transit Administration Section 5309 (Assured Guaranty Insured)
5.250%, due 06/01/24	Aa2	AAA	1,500,000	1,519,050
Illinois Educational Facilities Authority Revenue Refunding-Augustana College-Series A
5.625%, due 10/01/22	Baa1	NR	1,200,000	961,320
Illinois Finance Authority Revenue-University of Chicago-Series A
5.000%, due 07/01/34	Aa1	AA	6,000,000	5,630,340
Illinois Municipal Electric Agency Power Supply-Series A (FGIC Insured)
5.250%, due 02/01/17	A1	AA	3,000,000	3,230,100
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue
6.500%, due 06/15/27	A1	AAA	250,000	250,150

				20,286,667

Indiana — 5.10%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B
5.000%, due 02/15/21	A2	A+	4,000,000	3,217,960
Indianapolis Airport Authority Revenue Refunding-Special Facilities-FedEx Corp. Project
5.100%, due 01/15/17(1)	Baa2	BBB	4,000,000	3,071,600

				6,289,560

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2008 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Kentucky — 1.62%
Kenton County Airport Board Airport Revenue-Cincinnati/Northern Kentucky-Series B (MBIA, Inc. Insured)
5.500%, due 03/01/18(1)	A3	AA	2,080,000	1,999,088

Massachusetts — 4.66%
Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series DD
5.000%, due 07/15/35	Aaa	AAA	5,000,000	4,978,050
Massachusetts Port Authority Revenue-US Airways Project (MBIA, Inc. Insured)
6.000%, due 09/01/21(1)	Baa1	AA	1,000,000	769,420

				5,747,470

Michigan — 5.83%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D
5.000%, due 08/15/25	Aa2	AA	5,000,000	4,522,150
Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A
5.000%, due 12/01/26	Aa2	AA	3,000,000	2,664,150

				7,186,300

Minnesota — 1.06%
Shakopee Health Care Facilities Revenue-Saint Francis Regional Medical Center
5.000%, due 09/01/17	NR	BBB	1,500,000	1,309,140

New Jersey — 6.34%
New Jersey Transportation Trust Fund Authority Transportation System-Series A
5.250%, due 12/15/20	A1	AA-	5,000,000	5,155,450
Tobacco Settlement Financing Corp.-Series 1-A
4.500%, due 06/01/23	Baa3	BBB	3,760,000	2,670,352

				7,825,802

New York — 14.99%
Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)
5.250%, due 11/15/24	Aa3	AAA	1,765,000	1,759,246
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project
5.500%, due 01/01/15(1)	A3	BBB+	2,000,000	1,866,180
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100)
5.500%, due 01/01/17(1),(5)	A3	BBB+	3,250,000	2,879,890
5.500%, due 01/01/18(1),(5)	A3	BBB+	2,750,000	2,436,830
Triborough Bridge & Tunnel Authority Revenue Refunding-Series B
5.250%, due 11/15/19	Aa2	AA-	3,140,000	3,282,807

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2008 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds
5.250%, due 11/15/30	Aa3	A+	6,400,000	6,269,184

				18,494,137

North Carolina — 6.36%
North Carolina Eastern Municipal Power Agency Power System Revenue-Series A (Escrowed to Maturity)
6.400%, due 01/01/21	Baa1	AAA	3,065,000	3,721,921
North Carolina Medical Care Commission Health Care Facilities Revenue-Novant Health Obligation Group
5.000%, due 11/01/34	Aa3	A+	5,000,000	4,126,100

				7,848,021

Ohio — 12.83%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo-Series A-2
5.125%, due 06/01/24	Baa3	BBB	9,615,000	6,390,129
Ohio State Higher Education-Series B
5.250%, due 11/01/17	Aa1	AA+	1,185,000	1,273,839
Ohio State Water Development Authority Water Pollution Control Revenue-Water Quality
5.000%, due 06/01/24(3),(4)	Aaa	AAA	8,000,000	8,167,760

				15,831,728

Pennsylvania — 1.90%
Susquehanna Area Regional Airport Authority Airport System Revenue-Subseries D
5.375%, due 01/01/18	Ba1	NR	3,000,000	2,348,040

Puerto Rico — 9.23%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding-Series N
5.500%, due 07/01/22	Baa3	BBB+	3,000,000	2,498,310
Puerto Rico Housing Finance Authority Capital Fund Program-Unrefunded Balance (HUD Insured)
5.000%, due 12/01/18	Aa3	AA+	1,030,000	1,058,665
Puerto Rico Housing Finance Authority Capital Guaranteed Program-Pre-refunded with FNMA Certificates to 12/01/13 @ 100 (HUD Insured)
5.000%, due 12/01/18	Aaa	AAA	1,970,000	2,189,734
University of Puerto Rico-Revenue System-Series Q
5.000%, due 06/01/17	Baa2	BBB-	6,465,000	5,641,423

				11,388,132

South Carolina — 8.78%
Charleston Educational Excellence Financing Corp. Revenue-Charleston County School District Project
5.000%, due 12/01/24	A1	AA-	5,000,000	4,752,650

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2008 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
South Carolina—(concluded)
Greenville County School District Installment Purchase Refunding-Building Equity Sooner-Series AGC
5.000%, due 12/01/24	Aa3	AA	5,000,000	5,013,400
Greenville Waterworks Revenue
5.250%, due 02/01/20	Aa1	AAA	1,000,000	1,063,050

				10,829,100

South Daktota — 0.52%
Standing Rock New Public Housing
6.000%, due 08/07/13(6)	NR	NR	739,581	641,417

Tennessee — 0.73%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured)
6.000%, due 03/01/24(1)	A2	A	1,000,000	894,460

Texas — 19.68%
Coastal Bend Health Facilities Development Corp.-Incarnate Word Health System-Series A (Escrowed to Maturity) (AMBAC Insured)
6.300%, due 01/01/17	Baa1	A	3,390,000	3,861,108
Harris County Texas Lease
6.750%, due 05/01/20(7)	NR	NR	5,791,963	4,873,589
Houston Community College System Participation Interests
7.875%, due 06/15/25(7)	NR	NR	3,007,095	2,856,981
Lower Colorado River Authority Transmission Contract Revenue-LCRA Transmission Services Corp. Project B (FSA Insured)
5.250%, due 05/15/20	Aa3	AAA	1,485,000	1,532,431
San Antonio Electric & Gas Systems
5.000%, due 02/01/24(3),(4)	Aa1	AA	4,590,000	4,619,164
San Leanna Educational Facilities Corp. Higher Educational Revenue Refunding-Saint Edwards University Project
5.000%, due 06/01/18	Baa2	BBB+	2,000,000	1,641,680
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding-Texas Health Resources-Series A
5.000%, due 02/15/19	Aa3	AA-	5,000,000	4,900,200

				24,285,153

Washington — 16.87%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (MBIA, Inc. Insured)
6.050%, due 07/01/32(1)	Aa2	AA	4,225,000	3,682,468
Energy Northwest Electric Revenue Refunding-Columbia Station-Series A
5.000%, due 07/01/23	Aaa	AA-	7,000,000	7,058,800

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2008 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(concluded)
Washington—(concluded)
Washington State Motor Vehicle Fuel Tax-Series B
5.000%, due 07/01/26(3),(4)	Aa1	AA+	10,000,000	10,075,800

				20,817,068

Total long-term municipal bonds (cost — $242,870,856)				216,035,443

Total investments (cost — $242,870,856)(8),(9) — 175.10%				216,035,443

Liabilities in excess of other assets — (10.26)%				(12,658,071)

Liquidation value of auction preferred shares — (64.84)%				(80,000,000)

Net assets applicable to common shareholders — 100.00%				123,377,372

(1)	Security subject to Alternative Minimum Tax.

(2)	Partial amount delivered to broker as collateral for futures transactions.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 21.67% of net assets applicable to common shareholders as of December 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Security represents underlying bond transferred to a special-purpose entity established in a tender option bond transaction in which the Fund acquired the inverse floater. These securities serve as collateral in a financing transaction. As of December 31, 2008, the aggregate principal amount of the inverse floaters and the floating rate notes are $6,630,000 and $19,865,000, respectively.

(5)	Floating rate security. The interest rate shown is the current rate as of December 31, 2008.

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.52% of net assets applicable to common shareholders as of December 31, 2008, is considered illiquid and restricted (See table below for more information).

Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted security	date	cost ($)	net assets (%)	12/31/08 ($)	net assets (%)

Standing Rock New Public Housing
6.000%, due 08/07/13	08/08/02	739,581	0.60	641,417	0.52

(7)	The securities detailed in the table below are considered illiquid and restricted and represent 6.27% of net assets applicable to common shareholders as of December 31, 2008.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted securities	dates	cost ($)	net assets (%)	12/31/08 ($)	net assets (%)

Harris County Texas Lease
6.750%, due 05/01/20	09/07/00	5,791,963	4.69	4,873,589	3.95
Houston Community College System Participation Interests
7.875%, due 06/15/25	04/22/02	3,007,095	2.44	2,856,981	2.32

		8,799,058	7.13	7,730,570	6.27

(8)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2008 were $1,391,825 and $28,227,238, respectively, resulting in net unrealized depreciation of investments of $26,835,413.

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2008 (unaudited)

(9)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter market are valued at the last bid price available on the valuation date prior to valuation.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), effective October 1, 2008. FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	securities	inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total

Assets:
Securities	—	216,035,443	—	216,035,443

Liabilities:
Derivatives	349,337	—	—	349,337

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

HUD	Housing and Urban Development

NR	Not Rated

XLCA	XL Capital Assurance

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Sale contracts	dates	Proceeds ($)	value ($)	depreciation ($)

75	US Treasury Bond 20 Year Futures	March 2009	10,004,178	10,353,515	(349,337)

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 2, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 2, 2009